Income and mining taxes (Schedule of changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Net deferred tax liability balance, beginning of year	$ (167,882)	$ (308,577)
Deferred tax recovery	43,236	144,865
OCI transactions	(759)	1,878
Foreign currency translation on the deferred tax liability	(2,129)	(6,048)
Net deferred tax liability balance, end of year	$ (127,534)	$ (167,882)